Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
13	Financial instruments
i) Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)

June 30, 2022
Financial assets
Debt investments		774	—	774	766	8	—	774
Equity investments		492	—	492	307	—	185	492
Time deposits		—	4,082	4,082	—	—	—	—
Trade and other receivables		—	303	303	—	—	—	—
Other assets		—	186	186	—	—	—	—
Cash and cash equivalents	6	—	2,793	2,793	—	—	—	—

Total		1,266	7,364	8,630	1,073	8	185	1,266

Financial liabilities
Term loan		—	(1,839)	(1,839)	—	—	—	—
Warrant liabilities		(11)	—	(11)	(11)	—	—	(11)
Bank loans		—	(147)	(147)	—	—	—	—
Trade payables and other liabilities		(100)	(721)	(821)	—	—	(100)	(100)

Total		(111)	(2,707)	(2,818)	(11)	—	(100)	(111)

		Carrying amount			Fair value
	Note	Fair value	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$
(in $ millions)

December 31, 2021
Financial assets
Debt investments		685	—	685	594	91	—	685
Equity investments		618	—	618	457	—	161	618
Time deposits		—	3,178	3,178	—	—	—	—
Trade and other receivables		—	255	255	—	—	—	—
Other assets		—	172	172	—	—	—	—
Cash and cash equivalents	6	—	4,991	4,991	—	—	—	—

Total		1,303	8,596	9,899	1,051	91	161	1,303

Financial liabilities
Term loans		—	(1,914)	(1,914)	—	—	—	—
Warrant liabilities		(54)	—	(54)	(21)	—	(33)	(54)
Bank loans		—	(138)	(138)	—	—	—	—
Trade payables and other liabilities		(9)	(771)	(780)	—	—	(9)	(9)

Total		(63)	(2,823)	(2,886)	(21)	—	(42)	(63)

ii)	Measurement of fair values
a) Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used. The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Assets

Debt investments	Quoted broker prices	Not applicable	Not applicable

Equity investment	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).

Liabilities

Put liability (see Note 15)	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).
b) Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity investments	Other liabilities	Total
	$	$	$
(in $ millions)

At January 1, 2021	143	—	143
Net change in fair value (unrealized)	21	—	21
At June 30, 2021	164	—	164

At January 1, 2022	161	(42)	119
Put liability arising from business combination	—	(91)	(91)
Net change in fair value (unrealized)	(6)	—	(6)
Net purchases/ (issuances)	30	—	30
Transfer between Level 3 and Level 1	—	33	33

At June 30, 2022	185	(100)	85

Transfer between Level 3 and 1
The warrants which were in the process of registration for resale as at December 31, 2021 has since been registered for resale and hence transferred from Level 3 to Level 1 due to the availability of quoted prices.